SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Short-term restricted cash	$ 7,117	$ 9,862
Long-term restricted cash	$ 2,562	$ 2,480